Page 1 of 16 LiveWell Variable Annuity Updating Summary Prospectus May 1, 2023 An Individual Flexible Premium Deferred Variable Annuity issued by: Midland National Life Insurance Company through the Midland National Life Separate Account C This summary prospectus summarizes key features of the LiveWell Variable Annuity Contract (the “Contract”). In this summary prospectus “we,” “our,” “us,” “Midland National,” and “Company” mean Midland National Life Insurance Company, “you” and “your” mean the owner of the Contract. Before you invest, you should review the prospectus for the Contract, which contains more information about the features, benefits and risks. You can find this document and other important information about the Contract online at www.SRSLiveWell.com/prospectus. You can also obtain this information at no cost by calling (866) 747-3421, or by sending an email request to SecuritiesPi@sfgmembers.com. Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov. The Securities and Exchange Commission has not approved or disapproved this Contract or determined that this summary prospectus is accurate or complete. Anyone who tells you otherwise is committing a Federal crime. NOT FDIC/NCUA INSURED, MAY LOSE VALUE INCLUDING LOSS OF PREMIUM, NO BANK/CU GUARANTEE, NOT A DEPOSIT, NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY.

Page 2 of 16 Table of Contents Definitions 4 Updated Information About Your Contract 5 Important Information You Should Consider About The Contract 6 Appendix A – Portfolio Companies Available Under The Contract 8

Page 3 of 16 DEFINITIONS For your convenience, below is a glossary of the special terms we use in this summary prospectus. These terms are generally in bold face type throughout the document. Accumulation Value means the sum of the amounts you have in the investment option(s) of our separate account under your in force Contract. This may also be referred to as account value. Beneficiary means the person or persons to whom the Contract’s death benefit will be paid in the event of the death of the owner. Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading, generally 3:00 p.m. Central Time. Company (or we/us) means Midland National Life Insurance Company. Contract Anniversary means the same date in each Contract year as the issue date. Contract Quarter means a three-month period that starts on the same date as the issue date in each three- month period. For this purpose, if the issue date is not a calendar date in every month, then we look forward to the first day of the next calendar month. For example, assume a Contract is issued on January 31st; Contract quarters will begin on the first day of each quarter (May 1, July 31, and October 31). Contract Year means a year that starts on the issue date or on each Contract anniversary thereafter. Customer Service Center means where you must send correspondence, service or transaction requests, and inquiries to P.O. Box 9261, Des Moines, Iowa, 50306-9261 or via fax (866) 511-7038. The toll free telephone number is (866) 747-3421. Please note: Premium payments must be sent to P.O. Box 9261, Des Moines, Iowa, 50306-9261. The overnight mailing address is Midland National, 8300 Mills Civic Parkway, West Des Moines, Iowa 50266-3833. This should only be used for mail delivered via a courier. Death Benefit means the amount that we will pay to the beneficiary in the event of the death of the owner if the Contract is still in force. The amount of the death benefit will be determined as of the business day that our Customer Service Center receives the required documentation in good order. Good Order means all of the information necessary to process a transaction, as we determine in our discretion. Transaction requests will generally be processed on the business day they are received at the Customer Service Center as long as the request is in good order. Investment Option means an option or division of our separate account which invests exclusively in one share class of one investment portfolio of a Trust or Fund (collectively “Portfolio”). Issue Date means the date the Contract goes into effect and from which Contract anniversaries, Contract months, Contract quarters, and Contract years are determined. Owner means the person(s) or entity that is named in the application or on the latest change filed with us who is entitled to exercise all rights and privileges provided in the Contract. Separate Account means the Midland National Life Separate Account C which receives and invests your premiums under the Contract. Our separate account is divided into subaccounts.

Page 4 of 16 UPDATED INFORMATION ABOUT YOUR CONTRACT The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Updating Summary Prospectus dated May 1, 2022. This may not reflect all of the changes that have occurred since you entered into your Contract. Effective August 1, 2022, the Delaware Ivy VIP Global Equity Income fund was renamed the Delaware VIP Global Value Equity fund. Effective November 1, 2022, the Fidelity VIP Government Money Market Service 2 fund, which was previously closed to new investors, was reopened. Effective January 24, 2023, the ALPS|Red Rocks Global Opportunity Portfolio CL III fund was renamed the ALPS Global Opportunity Portfolio CL III fund. Effective August 1, 2023, the following investment options will be closed to new investors: • AB VPS Small Cap Growth B • Rydex Variable S&P 500 Pure Growth • Western Asset Variable Global High Yield Bond II Effective August 1, 2023, the following new investment options will be available for investment: • American Funds IS® Global Balanced 4 • American Funds IS® The Bond Fund of America 4 • Columbia VP Select Mid Cap Value 2 • Columbia VP Small Cap Value 2 • Franklin Global Real Estate VIP 2 • Franklin VolSmart Allocation VIP 2 • T. Rowe Price Equity Income Portfolio II • T. Rowe Price Mid-Cap Growth Portfolio II Additional information about each of these investment options is located in the appendix to this summary prospectus.

Page 5 of 16 Important information you should consider about the contract Fees and expenses Location in the Prospectus Charges for Early Withdrawals Owners who have a Contract without an Optional Value Endorsement can make withdrawals without being assessed a surrender charge. If you elect an optional value endorsement and make an early withdrawal within the first Contract Year, you could pay a surrender charge of up to $8,000 on a $100,000 investment. Charges, Fees and Deductions – Optional Value Endorsement- Surrender Charges Transaction Charges You may also be charged for other transactions, such as fund transfers when transferring between investment options more than 15 times a year, or if you request expedited delivery or wire transfer of funds. Charges, Fees and Deductions – Transfer Charge Ongoing Fees and Expense (annual charges) The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Annual Fee Min Max Base Contract Expenses1, 2, 3 0.94% 1.14% Investment options (Portfolio fees and expenses) 4 0.48% 2.02% Optional benefits available for an additional charge 0.25% 0.55% 1 As a percentage of accumulated value in each investment option. 2 Includes mortality and expense risk charge, asset based administration charge, and contract maintenance fee. 3 Expenses could be lower if contract is over $50,000. 4 As a percentage of average daily net assets of the investment option before any applicable waivers. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs. Lowest annual cost: $1,262 Highest annual cost: $3,048 Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive combination of Contract charges (i.e. selection of the 7 year optional value endorsement) and portfolio fees and expenses • No optional death benefits • No additional purchase payments, transfers or withdrawals • No sales charges Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive combination of the Contract (i.e. no optional value endorsement) charges, additional benefits, and portfolio fees and expenses • No additional purchase payments, transfers or withdrawals • No sales charges Summary – Fee Table – Annual Expenses Annual Fund Expenses Additional Information about LiveWell Variable Annuity – Suitability of the Contract Summary – Fee Table – Example Risks Location in the Prospectus Risk of Loss You can lose money by investing in this Contract. Summary – Principal Risks of Investing in the Contract

Page 6 of 16 Not a Short-Term Investment The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs. A surrender charge may apply for up to seven years from the last premium payment if an Optional Value Endorsement is elected, which would reduce the amount received. Summary – Principal Risks of Investing in the Contract Risks Associated with Investment Options An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. Each investment option has its own unique risks. You should review the investment options before making an investment decision. Summary – Principal Risks of Investing in the Contract Insurance Company Risks Investing in the Contract is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. There is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including financial strength ratings, is available upon request by calling (866) 747-3421. Additional Information – Midland National Life Insurance Company Restrictions Location in the Prospectus Investments • We do not currently charge a fee for transfers among Investment Options but reserve the right to impose a transfer fee of $15. • We reserve the right to add, remove or substitute Investment Options. • The Company also has policies and procedures that attempt to detect and deter frequent transfers. Detailed Information About the Contract – Your Accumulation Value – Transfers of Accumulation Value; Transfer Limitations Optional Benefits • Certain optional benefits may limit withdrawals or other rights under the Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal. • Not all optional benefits are available through all broker-dealers and may vary by state or date of purchase. • We may modify or discontinue offering an optional benefit at any time. • Selection of certain benefits (i.e. optional value endorsements) may subject you to a surrender charge. Summary – Features of Livewell Variable Annuity – Death Benefit Summary – Fee Table – Transaction Expenses Taxes Location in the Prospectus Tax Implications • You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract. • There is no additional tax deferral benefit if you purchase the Contract through a tax-qualified plan or individual retirement account (IRA). • Earnings in the Contract are taxed at the ordinary income tax rates when you make the withdrawal, and a penalty may apply if you make the withdrawal before age 591/2. Federal Tax Status Conflicts of Interest Location in the Prospectus Investment Professional Compensation Financial professionals will receive compensation for selling the Contract. The financial professional will receive a base commission and may also receive trailing compensation based on the Contracts’ accumulation value. Financial professionals may have an incentive to offer or recommend the Contract over another investment. Additional Information – Distribution of the Contracts Exchanges Some financial professionals may have a financial incentive to offer you a new contract in place of the one they already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing contract. Detailed Information about the Contact – Tax-Free “Section 1035” Exchanges

Page 7 of 16 Appendix A – Portfolio companies available under the contract The following is a list of investment options available under the Contract. More information about the investment options is available in the prospectuses for the investment options, which may be amended from time to time and can be found online at www.srslivewell.com/prospectus. You can also request this information at no cost by calling 866-747-3421 or by sending an email request to SecuritiesPi@sfgmembers.com. The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance. Type Portfolio Company and Advisor/ Subadvisor Current Expenses Average Annual Total Returns (as of 12/31/22) 1-Year Return 5-Year Return 10-Year Return Asset Allocation AB VPS Dynamic Asset Allocation B2,5 AllianceBernstein 1.07 -18.68 -0.10 3.07 Small Company AB VPS Small Cap Growth B2,3 AllianceBernstein 1.15 -39.26 6.51 10.56 Growth AB VPS Small/Mid Cap Value B AllianceBernstein 1.05 -15.82 3.62 9.06 Aggressive Growth Alger Capital Appreciation S Alger 1.16 -36.69 7.15 11.60 Specialty - Natural Resources ALPS/Alerian Energy Infrastructure III2 ALPS 1.30 17.32 3.38 Growth and Income ALPS/Red Rocks Global Opportunity III2 ALPS 1.75 -28.91 3.32 Balanced American Century VP Balanced II2 American Century Investments 1.06 -17.47 4.18 6.38 Growth and Income American Century VP Discplnd Cor Val II American Century Investments 0.95 -12.83 6.59 10.37 Government Bond - Treasury American Century VP Inflation Prot II American Century Investments 0.71 -13.08 1.38 0.67 Growth American Century VP Mid Cap Value II American Century Investments 1.00 -1.38 6.61 10.84 Growth American Century VP Ultra® II2 American Century Investments 0.91 -32.46 10.94 13.95 Growth American Century VP Value II2 American Century Investments 0.86 0.31 7.68 10.41 Asset Allocation American Funds IS® Asset Allocation 4 American Funds 0.80 -13.66 5.06 7.87 Balanced American Funds IS® Global Balanced 44 American Funds 1.01 -14.73 3.13 5.12

Page 8 of 16 Growth American Funds IS® Capital Inc Builder®42 American Funds 0.77 -7.37 3.83 World Stock American Funds IS® Capital Wld Gr&Inc 4 American Funds 0.92 -17.57 3.83 7.53 World Stock American Funds IS® Global Growth 4 American Funds 1.06 -24.92 6.80 9.92 Small Company American Funds IS® Global Small Cap 4 American Funds 1.15 -29.69 2.54 6.58 Growth American Funds IS® Growth 4 American Funds 0.85 -30.11 10.86 13.38 Growth and Income American Funds IS® Growth-Income 4 American Funds 0.79 -16.71 7.56 11.28 Foreign Stock American Funds IS® International 4 American Funds 1.04 -21.02 -1.29 3.67 Foreign Stock American Funds IS® Intl Gr And Inc 42 American Funds 1.03 -15.52 0.35 3.37 Growth American Funds IS® New World 42 American Funds 1.07 -22.25 2.07 4.02 Corporate Bond - General American Funds IS® The Bond Fd of Amer 44 American Funds 0.70 -12.75 0.51 1.12 Government Bond - General American Funds IS® Ultra-Short Bond 4 American Funds 0.81 0.83 0.47 0.06 Corporate Bond - High Quality American Funds IS® US Government Secs 42 American Funds 0.72 -11.20 0.37 0.70 Growth and Income American Funds IS® Washington Mut Inv 42 American Funds 0.77 -8.69 6.84 11.08 Asset Allocation BlackRock 60/40 Trgt Allc ETF VI III2 BlackRock 0.63 -15.04 4.52 Growth BlackRock Advantage Lg Cp Cor V.I. III2,3 BlackRock 0.83 -20.16 8.22 11.56 Growth and Income BlackRock Basic Value V.I. 32 BlackRock 0.99 -5.12 6.15 9.27 Growth BlackRock Capital Appreciation V.I. III3 BlackRock 1.05 -37.81 7.40 11.35 Equity-Income BlackRock Equity Dividend V.I. III2 BlackRock 0.91 -4.10 7.11 9.85 Asset Allocation BlackRock Global Allocation V.I. III2 BlackRock 1.00 -16.07 3.25 4.80 Growth BlackRock Large Cap Focus Gr V.I. III2 BlackRock 1.02 -38.25 7.24 11.89 Growth and Income Calvert VP S&P 500 Index2,3 Calvert Research and Management 0.28 -18.34 9.12 12.20 Balanced Calvert VP SRI Balanced F Calvert Research and Management 0.88 -15.47 6.13 7.26 Growth Calvert VP SRI Mid Cap Calvert Research and Management 0.96 -19.49 5.47 7.82 Growth ClearBridge Variable Aggressive Gr II3 Franklin Templeton Investments 1.08 -26.59 1.64 8.22

Page 9 of 16 Type Portfolio Company and Advisor/ Subadvisor Current Expenses Average Annual Total Returns (as of 12/31/22) 1-Year Return 5-Year Return 10-Year Return Equity-Income ClearBridge Variable Dividend Strat II Franklin Templeton Investments 0.99 -8.23 9.29 11.25 Growth ClearBridge Variable Large Cap Growth II Franklin Templeton Investments 0.99 -32.42 7.12 12.49 Growth ClearBridge Variable Mid Cap II Franklin Templeton Investments 1.07 -25.50 4.95 8.95 Small Company ClearBridge Variable Small Cap Growth II Franklin Templeton Investments 1.05 -29.01 8.28 10.95 Growth and Income Columbia VP Contrarian Core 22 Columbia Threadneedle 0.93 -18.85 8.17 11.84 Equity-Income Columbia VP Dividend Opportunity 22 Columbia Threadneedle 0.96 -1.39 7.82 9.79 Diversified Emerging Markets Columbia VP Emerging Markets 22 Columbia Threadneedle 1.37 -33.07 -3.27 1.29 Diversified Emerging Markets Columbia VP Emerging Markets Bond 2 Columbia Threadneedle 1.01 -16.16 -1.87 0.43 Corporate Bond - High Yield Columbia VP High Yield Bond 22 Columbia Threadneedle 0.91 -10.78 2.14 3.61 Growth Columbia VP Select Large Cap Value 2 Columbia Threadneedle 0.93 -2.06 7.84 11.83 Growth Columbia VP Select Mid Cap Value 24 Columbia Threadneedle 1.08 -9.66 7.74 10.60 Specialty - Technology Columbia VP Seligman Global Tech 22 Columbia Threadneedle 1.23 -31.86 14.35 18.39 Growth Columbia VP Small Cap Value 24 Columbia Threadneedle 1.22 -8.97 4.74 9.45 Multisector Bond Columbia VP Strategic Income 22 Columbia Threadneedle 0.93 -11.52 0.98 2.10 Government Bond - Mortgage Columbia VP US Government Mortgage 2 Columbia Threadneedle 0.70 -14.32 -0.81 0.59 Growth and Income Delaware Ivy VIP Asset Strategy II2,3 Delaware Funds by Macquarie 0.87 -14.71 4.32 4.46 Balanced Delaware Ivy VIP Balanced II3 Delaware Funds by Macquarie 1.00 -16.10 5.57 7.05 Specialty - Natural Resources Delaware Ivy VIP Energy II3 Delaware Funds by Macquarie 1.22 50.41 -1.66 -0.39 Foreign Stock Delaware Ivy VIP Global Growth II2,3 Delaware Funds by Macquarie 1.13 -17.49 6.72 7.60 Growth Delaware Ivy VIP Growth II3 Delaware Funds by Macquarie 0.99 -27.24 11.53 13.96 Corporate Bond - High Yield Delaware Ivy VIP High Income II3 Delaware Funds by Macquarie 0.95 -11.12 1.70 3.56 Foreign Stock Delaware Ivy VIP International Cor Eq II3 Delaware Funds by Macquarie 1.16 -14.32 0.45 4.80

Page 10 of 16 Growth Delaware Ivy VIP Mid Cap Growth II2,3 Delaware Funds by Macquarie 1.10 -30.78 10.59 11.39 Specialty - Natural Resources Delaware Ivy VIP Natural Resources II3 Delaware Funds by Macquarie 1.21 17.72 1.98 0.23 Specialty - Technology Delaware Ivy VIP Science and Tech II3 Delaware Funds by Macquarie 1.14 -31.83 8.53 12.18 Small Company Delaware Ivy VIP Small Cap Growth II3 Delaware Funds by Macquarie 1.14 -26.83 4.38 8.83 Growth Delaware Ivy VIP Smid Cap Core II3 Delaware Funds by Macquarie 1.17 -14.84 4.14 9.25 Growth Delaware VIP Global Value Equity II3 Delaware Funds by Macquarie 1.01 -11.32 3.08 7.21 World Stock Delaware VIP International Ser Std2,3 Delaware Funds by Macquarie 0.86 -17.33 0.76 4.12 Growth Delaware VIP Opp Ser Standard3 Delaware Funds by Macquarie 0.83 -13.68 5.33 9.38 Growth Delaware VIP Total Return Ser Std3 Delaware Funds by Macquarie 0.83 -10.56 2.89 5.30 Equity-Income Donoghue Forlines Dividend VIT 13 Donoghue Forlines LLC 2.00 -10.35 -0.64 2.89 Asset Allocation DWS Alternative Asset Allocation VIP B DWS 1.26 -7.74 2.50 2.14 Growth DWS CROCI US VIP B3 DWS 0.97 -15.67 1.99 5.59 Growth DWS Equity 500 Index VIP B2 DWS 0.64 -18.62 8.75 11.90 Small Company DWS Global Small Cap VIP B3 DWS 1.09 -24.22 -0.51 4.46 Corporate Bond - High Yield DWS High Income VIP B DWS 1.10 -9.38 2.21 3.37 Small Company DWS Small Cap Index VIP B DWS 0.68 -20.89 3.54 8.46 Growth DWS Small Mid Cap Value VIP B2,3 DWS 1.20 -16.14 1.77 6.84 Income Eaton Vance VT Floating-Rate Inc Init Eaton Vance 1.18 -2.71 1.93 2.52 Corporate Bond - High Yield Federated Hermes High Income Bond II S2 Federated 1.07 -11.92 1.35 3.33 Growth Federated Hermes Kaufmann II S Federated 1.75 -30.26 4.85 10.53 Growth and Income Federated Hermes Managed Volatility II S Federated 1.21 -14.00 2.32 5.12 Growth Fidelity® VIP Contrafund Service 2 Fidelity Investments 0.85 -26.49 8.39 11.15 Diversified Emerging Markets Fidelity® VIP Emerging Markets Service 2 Fidelity Investments 1.16 -20.37 1.46 4.35 Specialty - Natural Resources Fidelity® VIP Energy Service 24 Fidelity Investments 0.90 62.87 6.94 4.54

Page 11 of 16 Type Portfolio Company and Advisor/ Subadvisor Current Expenses Average Annual Total Returns (as of 12/31/22) 1-Year Return 5-Year Return 10-Year Return Growth and Income Fidelity® VIP FundsManager 50% Service 22 Fidelity Investments 0.85 -14.04 3.68 5.53 Growth and Income Fidelity® VIP FundsManager 70% Service 22 Fidelity Investments 0.93 -15.79 4.79 7.28 Growth and Income Fidelity® VIP FundsManager 85% Service 22 Fidelity Investments 0.97 -17.19 5.55 8.61 Money Mkt - Government Fidelity® VIP Government MMKT Service 21 Fidelity Investments 0.48 1.28 0.94 0.52 Growth Fidelity® VIP Growth Opportunities Svc 2 Fidelity Investments 0.88 -38.32 12.80 14.81 Growth and Income Fidelity® VIP High Income Service 23 Fidelity Investments 0.92 -11.67 0.86 2.71 Foreign Stock Fidelity® VIP Intl Capital Apprec Svc 2 Fidelity Investments 1.07 -26.57 3.03 6.98 Corporate Bond - General Fidelity® VIP Investment Grade Bd Svc 2 Fidelity Investments 0.64 -13.21 0.38 1.28 Growth Fidelity® VIP Mid Cap Service 2 Fidelity Investments 0.86 -14.97 5.68 9.69 Foreign Stock Fidelity® VIP Overseas Service 23 Fidelity Investments 1.02 -24.68 2.35 5.48 Specialty - Real Estate Fidelity® VIP Real Estate Service 2 Fidelity Investments 0.89 -27.69 1.45 4.85 Multisector Bond Fidelity® VIP Strategic Income Service 2 Fidelity Investments 0.91 -11.52 1.09 2.20 Growth Fidelity® VIP Value Strategies Service 23 Fidelity Investments 0.88 -7.35 8.10 9.94 Growth Franklin DynaTech VIP Fund - Class 2 Franklin Templeton Investments 0.92 -39.96 6.45 9.88 Specialty - Real Estate Franklin Global Real Estate VIP 24 Franklin Templeton Investments 1.25 -26.06 0.24 2.89 Growth and Income Franklin Income VIP 2 Franklin Templeton Investments 0.72 -5.47 4.30 5.51 Growth and Income Franklin Multi-Asst Dyn Mlt-Strat VIT II3 Franklin Templeton Investments 1.27 World Stock Franklin Mutual Global Discovery VIP 23 Franklin Templeton Investments 1.23 -4.75 3.66 6.60 Growth Franklin Mutual Shares VIP 23 Franklin Templeton Investments 0.98 -7.43 3.15 6.73 Growth and Income Franklin Rising Dividends VIP 2 Franklin Templeton Investments 0.88 -10.57 10.04 11.86 Asset Allocation Franklin VolSmart Allocation VIP 24 Franklin Templeton Investments 1.02 -12.13 5.78 Small Company Guggenheim Var Ser Q (Small Cap Value) Guggenheim Investments 1.13 -3.74 5.19 7.85

Page 12 of 16 Growth and Income Guggenheim VT Global Mgd Futures Strat Guggenheim Investments 1.77 11.28 2.54 1.75 Growth Guggenheim VT Long Short Equity Guggenheim Investments 1.60 -14.39 0.43 3.74 Growth Guggenheim VT Multi-Hedge Strategies2 Guggenheim Investments 2.02 -3.40 2.25 2.25 Foreign Stock Invesco Oppenheimer VI Intl Gr II2 Invesco 1.25 -27.16 -0.01 3.99 Growth Invesco V.I. Discovery Mid Cap Growth II Invesco 1.08 -31.13 8.37 11.55 Small Company Invesco V.I. Main Street Small Cap II Invesco 1.09 -16.04 6.74 10.60 Asset Allocation Invesco VI Balanced-Risk Allocation II2 Invesco 1.13 -14.52 1.94 3.29 Income Invesco VI Core Plus Bond II2 Invesco 0.87 -14.68 -0.04 1.87 Equity-Income Invesco VI Diversified Dividend II Invesco 0.93 -1.92 5.97 9.53 Growth and Income Invesco VI Equally Wtd S&P 500 II Invesco 0.60 -12.06 8.51 11.69 Equity-Income Invesco VI Equity and Income II Invesco 0.80 -7.71 5.35 8.12 World Stock Invesco VI Global II Invesco 1.03 -31.94 2.59 7.59 Growth Invesco VI Main Street II Invesco 1.04 -20.31 6.89 10.49 Small Company Invesco VI Small Cap Equity II Invesco 1.20 -20.73 5.27 8.05 Balanced Janus Henderson VIT Balanced Svc Janus Henderson 0.86 -16.62 6.42 8.16 Growth Janus Henderson VIT Enterprise Svc Janus Henderson 0.96 -16.15 9.35 13.10 Income Janus Henderson VIT Flexible Bond Svc2 Janus Henderson 0.82 -13.90 0.25 1.10 Specialty - Technology Janus Henderson VIT Glb Tech&Innvt Svc Janus Henderson 0.97 -37.12 10.28 15.34 World Stock Janus Henderson VIT Global Rsrch Svc Janus Henderson 1.02 -19.61 6.29 8.88 Growth Janus Henderson VIT Mid Cap Value Svc Janus Henderson 0.92 -5.77 4.49 8.25 Foreign Stock Janus Henderson VIT Overseas Svc Janus Henderson 1.12 -8.84 5.20 3.72 Growth Janus Henderson VIT Research Svc3 Janus Henderson 0.85 -30.06 7.90 11.16 Specialty - Financial JHVIT Financial Industries II2 John Hancock 1.09 -13.83 5.01 9.17 Growth JHVIT Fundamental All Cap Core II3 John Hancock 0.95 -24.43 8.04 12.08

Page 13 of 16 Type Portfolio Company and Advisor/ Subadvisor Current Expenses Average Annual Total Returns (as of 12/31/22) 1-Year Return 5-Year Return 10-Year Return Growth and Income JHVIT Select Bond II2 John Hancock 0.84 -14.38 -0.14 0.92 Multisector Bond JHVIT Strategic Income Opportunities II2 John Hancock 0.95 -10.30 0.53 2.23 Asset Allocation Lazard Ret Global Dyn Multi Asst Svc2 Lazard 1.06 -17.38 0.52 4.55 Foreign Stock Lazard Retirement International Eq Ser2 Lazard 1.10 -15.01 0.28 3.41 Corporate Bond - High Yield Lord Abbett Series Bond-Debenture VC Lord Abbett 0.89 -12.81 1.01 3.65 Growth Lord Abbett Series Developing Growth VC2,3 Lord Abbett 1.04 -35.98 8.23 10.86 Growth and Income Lord Abbett Series Fundamental Eq VC2 Lord Abbett 1.08 -11.97 4.94 8.82 Income Lord Abbett Series Short Duration Inc VC Lord Abbett 0.83 -5.06 0.92 Growth MFS® VIT II Blended Rsrch Core Eq Svc2 MFS 0.69 -16.20 8.11 11.48 Corporate Bond - General MFS® VIT II Corporate Bond Service2 MFS 0.88 -16.62 0.03 1.63 Diversified Emerging Markets MFS® VIT II Emerging Markets Equity Svc2 MFS 1.48 -19.94 -3.26 -0.27 Asset Allocation MFS® VIT II Global Tactical Allc Svc2 MFS 1.02 -7.44 1.83 3.54 Foreign Stock MFS® VIT II International Intrs Val Svc2 MFS 1.14 -23.75 2.77 7.56 Specialty - Technology MFS® VIT II Technology Svc2 MFS 1.12 -35.85 8.00 13.76 Specialty - Real Estate MFS® VIT III Global Real Estate Service2 MFS 1.17 -27.14 3.23 5.65 Growth MFS® VIT New Discovery Svc2 MFS 1.12 -29.99 7.53 9.71 Specialty - Utility MFS® VIT Utilities Series Service2 MFS 1.03 0.48 8.73 8.35 Growth and Income PIMCO Dynamic Bond Adv PIMCO 1.11 -6.45 0.95 1.40 Growth and Income PIMCO Glbl Mgd Ast Allc Ptf Adv2 PIMCO 1.21 -18.40 3.43 3.02 Worldwide Bond PIMCO Global Bond Opps (Unhedged) Adv3 PIMCO 1.02 -11.09 -1.02 -0.41 Income PIMCO Income Advisor PIMCO 0.92 -7.87 1.67 Growth and Income PIMCO International Bond (USD-Hdg) Adv PIMCO 1.01 -10.24 0.22 2.12

Page 14 of 16 Growth and Income PIMCO VIT All Asset Adv2 PIMCO 1.34 -11.87 3.12 3.15 Growth and Income PIMCO VIT CommodityRealReturn® Strat Adv PIMCO 1.03 8.66 6.94 -1.66 Growth and Income PIMCO VIT Emerging Markets Bond Adv PIMCO 1.12 -15.80 -0.95 0.87 Corporate Bond - High Yield PIMCO VIT High Yield Adv PIMCO 0.87 -10.38 1.78 3.42 Growth and Income PIMCO VIT Low Duration Adv PIMCO 0.75 -5.84 -0.02 0.32 Worldwide Bond PIMCO VIT Real Return Adv PIMCO 0.77 -11.99 1.86 0.80 Corporate Bond - General PIMCO VIT Short-Term Adv PIMCO 0.70 -0.25 1.16 1.25 Growth and Income PIMCO VIT Total Return Adv PIMCO 0.75 -14.39 -0.28 0.82 Corporate Bond - General Pioneer Bond VCT ll Amundi US 0.88 -14.46 0.04 1.43 Equity-Income Pioneer Equity Income VCT II Amundi US 1.05 -7.94 5.62 10.17 Corporate Bond - High Yield Pioneer High Yield VCT II3 Amundi US 1.17 -11.44 0.89 3.11 Income Pioneer Strategic Income VCT II2,5 Amundi US 1.04 -12.84 0.45 1.71 Growth and Income Pioneer VCT II Amundi US 1.04 -19.68 10.35 12.32 Growth Principal Blue Chip 32 Principal Funds 1.05 -31.20 Balanced Principal Diversified Balanced 3 Principal Funds 0.64 -15.24 3.82 5.73 Growth Principal Diversified Growth 3 Principal Funds 0.66 -15.84 4.90 7.17 Income Principal Diversified Income 3 Principal Funds 0.62 -14.73 2.64 4.24 Equity-Income Principal Equity Income 3 Principal Funds 0.87 -10.86 7.09 10.39 Growth PSF Mid-Cap growth Portfolio II3 PGIM Investments 1.05 -27.24 8.21 9.81 Specialty - Natural Resources PSF Natural Resources Portfolio II2,3 PGIM Investments 0.90 21.54 8.85 1.74 Growth PSF PGIM Jennison Focused Blend Port II3 PGIM Investments 1.24 -26.04 6.32 10.06 Small Company Royce Capital Micro-Cap Svc2,3 Royce Investment Partners 1.33 -22.65 6.01 5.46 Small Company Royce Capital Small-Cap Svc2 Royce Investment Partners 1.33 -9.41 3.16 6.07 Specialty - Health Rydex Var Biotechnology3 Rydex Funds 1.69 -13.31 3.79 10.76

Page 15 of 16 Type Portfolio Company and Advisor/ Subadvisor Current Expenses Average Annual Total Returns (as of 12/31/22) 1-Year Return 5-Year Return 10-Year Return Growth Rydex Var S&P 500 Pure Growth5 Rydex Funds 1.60 -28.35 6.82 11.04 Growth Rydex Var S&P MidCap 400 Pure Growth3 Rydex Funds 1.60 -22.62 2.17 6.15 Growth T. Rowe Price Blue Chip Growth Port II2 T. Rowe Price 1.00 -38.66 4.89 11.40 Equity-Income T. Rowe Price Equity Income Port II4 T. Rowe Price 0.99 -3.59 6.77 9.41 Specialty - Health T. Rowe Price Health Sciences Port II T. Rowe Price 1.19 -12.69 10.56 15.35 Growth T. Rowe Price Mid-Cap Growth Port II4 T. Rowe Price 1.09 -22.75 6.94 11.68 Diversified Emerging Markets Templeton Developing Markets VIP 2 Franklin Templeton Investments 1.44 -21.98 -1.67 1.02 Foreign Stock Templeton Foreign VIP 22 Franklin Templeton Investments 1.06 -7.61 -1.97 1.47 Income Templeton Global Bond VIP 22 Franklin Templeton Investments 0.76 -4.95 -2.32 -0.78 Growth VanEck VIP Global Resources Fund S VanEck 1.34 8.12 4.01 0.11 Growth and Income Western Asset Core Plus VIT II Franklin Templeton Investments 0.78 -17.28 -0.80 1.47 Corporate Bond - High Yield Western Asset Variable Glbl Hi Yld Bd II5 Franklin Templeton Investments 1.07 -13.87 0.37 2.26 1 During periods of low interest rates, the yields of the money market investment option may become extremely low and possibly negative. 2 This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information. 3 This Investment Option is closed to new investors. 4 This Investment Option will be available beginning August 1, 2023. 5 This Investment Option will be closed to new investors beginning August 1, 2023.

34933R REV 05-23 This Summary Prospectus incorporates by reference the LiveWell Variable Annuity Prospectus and Statement of Additional Information (SAI), both dated May 1, 2023, as amended and supplemented. The SAI can provide you with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses. A free copy of the SAI can be obtained in the same manner as the LiveWell Variable Annuity Prospectus. EDGAR Contract Identifier: C000107223